LHA Market StateTM Tactical Beta ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Shares		Security Description			Value
		EXCHANGE-TRADED FUNDS - 61.2% (a)
326,001		SPDR S&P 500 ETF Trust (b)(c)			$116,441,037
		TOTAL EXCHANGE-TRADED FUNDS (Cost $146,140,073)			116,441,037

Par		SHORT-TERM INVESTMENTS - 41.3%	Effective Yield	Maturity
		U.S. Treasury Bills - 24.6%
$28,566,000		United States Treasury Bill (c)(d)	0.75%	1/26/2023	28,258,468
19,092,000		United States Treasury Bill (c)(d)	3.18%	8/10/2023	18,492,466
					46,750,934
Shares		Money Market Funds - 16.7%
15,867,944		First American Government Obligations Fund, Class X, 2.78% (e)			15,867,944
15,867,944		First American Treasury Obligations Fund, Class X, 2.87% (e)			15,867,944
					31,735,888
		TOTAL SHORT-TERM INVESTMENTS (Cost $78,817,075)			78,486,822
		TOTAL INVESTMENTS - 102.5% (Cost $224,957,148)			194,927,859
		LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%			(4,759,915)
		NET ASSETS - 100.0%			$190,167,944

	Percentages are stated as a percentage of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information about this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(c)
All or a portion of this security is held as collateral for written options and futures. At September 30, 2022, the total value of securities held as collateral amounted to $124,624,746 or 65.5% of net assets.

	(d)	Zero coupon bond.
	(e)	Annualized seven-day yield as of September 30, 2022.

SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2022 (Unaudited)
Number of Long Contracts	Description	Expiration Month	Notional Value	Value & Unrealized Appreciation (Depreciation)
664	CBOE VIX Future (a)	October 2022	$20,926,624	$1,063,019
482	CBOE VIX Future (a)	November 2022	14,976,559	621,889
311	S&P 500 E-Mini Future (a)	December 2022	56,003,325	(6,858,824)
				$(5,173,916)
(a)	Exchange-Traded.

Summary of Fair Value Disclosure at September 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets^
Exchange-Traded Funds	$116,441,037	$-	$-	$116,441,037
Short-Term Investments	31,735,888	46,750,934	-	78,486,822
Total Investments in Securities	$148,176,925	$46,750,934	$-	$194,927,859
^ See Schedule of Investments for further disaggregation of investment categories.

Other Financial Instruments (a)	Level 1	Level 2	Level 3	Total
Futures Contracts	$(5,173,916)	$-	$-	$(5,173,916)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts which are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended September 30, 2022, the Fund did not recognize any transfers to or from Level 3.